N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Issue Date	Index	Strategy	Rate Type	Rate	Participation Rate
2025-11-10	Barclays	1-Year -9% Floor	Cap	45.35%	100%
2025-11-10	Barclays	1-Year -8% Floor	Cap	40.65%	100%
2025-11-10	Barclays	1-Year -7% Floor	Cap	36%	100%
2025-11-10	Barclays	1-Year -6% Floor	Cap	31.35%	100%
2025-11-10	Barclays	1-Year -5% Floor	Cap	26.65%	100%
2025-11-10	Barclays	1-Year -4% Floor	Cap	23.55%	100%
2025-11-10	Barclays	1-Year -3% Floor	Cap	19.2%	100%
2025-11-10	Barclays	1-Year -2% Floor	Cap	16.45%	100%
2025-11-10	Barclays	1-Year -1% Floor	Cap	14.05%	100%
2025-11-10	Barclays	1-Year -1% Floor	Cap	50%	100%
2025-11-10	Barclays	1-Year 0 % Floor	Cap	12.25%	100%
2025-11-10	Barclays	6-Year -20 % Buffer	Cap	Uncapped	150%
2025-11-10	Barclays	6-Year -10 % Buffer	Cap	Uncapped	200%
2025-11-10	Barclays	6-Year 10 % Boost	Boost	200%
2025-11-10	Barclays	6-Year 10 % Boost	Boost	Uncapped
2025-11-10	Barclays	6-Year 20 % Boost	Boost	150%
2025-11-10	Barclays	6-Year 20 % Boost	Boost	Uncapped
2025-11-10	Dimension al	1-Year -20 % Buffer	Cap	11%	100%
2025-11-10	Dimension al	1-Year -10 % Buffer	Cap	17.5%	100%
2025-11-10	Dimension al	1-Year -9% Floor	Cap	16.4%	100%
2025-11-10	Dimension al	1-Year -8% Floor	Cap	15.2%	100%
2025-11-10	Dimension al	1-Year -7% Floor	Cap	13.95%	100%
2025-11-10	Dimension al	1-Year -6% Floor	Cap	12.8%	100%
2025-11-10	Dimension al	1-Year -5% Floor	Cap	11.65%	100%
2025-11-10	Dimension al	1-Year -4% Floor	Cap	10.55%	100%
2025-11-10	Dimension al	1-Year -3% Floor	Cap	9.45%	100%
2025-11-10	Dimension al	1-Year -2% Floor	Cap	8.35%	100%
2025-11-10	Dimension al	1-Year -1% Floor	Cap	7.3%	100%
2025-11-10	Dimension al	1-Year -1% Floor	Cap	17.75%	100%
2025-11-10	Dimension al	1-Year 0 % Floor	Cap	6.25%	100%
2025-11-10	Dimension al	6-Year -20 % Buffer	Cap	Uncapped	105%
2025-11-10	Dimension al	6-Year -10 % Buffer	Cap	Uncapped	120%
2025-11-10	Dimension al	6-Year 10 % Boost	Boost	120%
2025-11-10	Dimension al	6-Year 10 % Boost	Boost	150%
2025-11-10	Dimension al	6-Year 20 % Boost	Boost	80%
2025-11-10	Dimension al	6-Year 20 % Boost	Boost	120%
2025-11-10	S&P 500	1-Year -20 % Buffer	Cap	10.25%	100%
2025-11-10	S&P 500	1-Year -10 % Buffer	Cap	15%	100%
2025-11-10	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-11-10	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-11-10	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-11-10	S&P 500	1-Year -6% Floor	Cap	9.25%	100%
2025-11-10	S&P 500	1-Year -5% Floor	Cap	8.8%	100%
2025-11-10	S&P 500	1-Year -4% Floor	Cap	8.2%	100%
2025-11-10	S&P 500	1-Year -3% Floor	Cap	7.65%	100%
2025-11-10	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-11-10	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-11-10	S&P 500	1-Year -1% Floor	Cap	11.5%	100%

2025-11-10	S&P 500	1-Year 0 % Floor	Cap	6%	100%
2025-11-10	S&P 500	6-Year -20 % Buffer	Cap	135%	100%
2025-11-10	S&P 500	6-Year -20 % Dual Step Trigger	Trigger	45%
2025-11-10	S&P 500	6-Year -10 % Buffer	Cap	Uncapped	105%
2025-11-10	S&P 500	6-Year -10 % Dual Step Trigger	Trigger	50%
2025-11-10	S&P 500	6-Year 10 % Boost	Boost	110%
2025-11-10	S&P 500	6-Year 10 % Boost	Boost	120%
2025-11-10	S&P 500	6-Year 20 % Boost	Boost	75%
2025-11-10	S&P 500	6-Year 20 % Boost	Boost	110%
2025-11-25	Barclays	1-Year -9% Floor	Cap	45.35%	100%
2025-11-25	Barclays	1-Year -8% Floor	Cap	40.65%	100%
2025-11-25	Barclays	1-Year -7% Floor	Cap	36%	100%
2025-11-25	Barclays	1-Year -6% Floor	Cap	31.35%	100%
2025-11-25	Barclays	1-Year -5% Floor	Cap	26.65%	100%
2025-11-25	Barclays	1-Year -4% Floor	Cap	23.55%	100%
2025-11-25	Barclays	1-Year -3% Floor	Cap	19.2%	100%
2025-11-25	Barclays	1-Year -2% Floor	Cap	16.45%	100%
2025-11-25	Barclays	1-Year -1% Floor	Cap	14.05%	100%
2025-11-25	Barclays	1-Year -1% Floor	Cap	50%	100%
2025-11-25	Barclays	1-Year 0 % Floor	Cap	12.25%	100%
2025-11-25	Barclays	6-Year -20 % Buffer	Cap	Uncapped	150%
2025-11-25	Barclays	6-Year -10 % Buffer	Cap	Uncapped	200%
2025-11-25	Barclays	6-Year 10 % Boost	Boost	200%
2025-11-25	Barclays	6-Year 10 % Boost	Boost	Uncapped
2025-11-25	Barclays	6-Year 20 % Boost	Boost	150%
2025-11-25	Barclays	6-Year 20 % Boost	Boost	Uncapped
2025-11-25	Dimension al	1-Year -20 % Buffer	Cap	11%	100%
2025-11-25	Dimension al	1-Year -10 % Buffer	Cap	17.5%	100%
2025-11-25	Dimension al	1-Year -9% Floor	Cap	16.4%	100%
2025-11-25	Dimension al	1-Year -8% Floor	Cap	15.2%	100%
2025-11-25	Dimension al	1-Year -7% Floor	Cap	13.95%	100%
2025-11-25	Dimension al	1-Year -6% Floor	Cap	12.8%	100%
2025-11-25	Dimension al	1-Year -5% Floor	Cap	11.65%	100%
2025-11-25	Dimension al	1-Year -4% Floor	Cap	10.55%	100%
2025-11-25	Dimension al	1-Year -3% Floor	Cap	9.45%	100%
2025-11-25	Dimension al	1-Year -2% Floor	Cap	8.35%	100%
2025-11-25	Dimension al	1-Year -1% Floor	Cap	7.3%	100%
2025-11-25	Dimension al	1-Year -1% Floor	Cap	17.75%	100%
2025-11-25	Dimension al	1-Year 0 % Floor	Cap	6.25%	100%
2025-11-25	Dimension al	6-Year -20 % Buffer	Cap	Uncapped	105%
2025-11-25	Dimension al	6-Year -10 % Buffer	Cap	Uncapped	120%
2025-11-25	Dimension al	6-Year 10 % Boost	Boost	120%
2025-11-25	Dimension al	6-Year 10 % Boost	Boost	150%
2025-11-25	Dimension al	6-Year 20 % Boost	Boost	80%
2025-11-25	Dimension al	6-Year 20 % Boost	Boost	120%
2025-11-25	S&P 500	1-Year -20 % Buffer	Cap	10.25%	100%
2025-11-25	S&P 500	1-Year -10 % Buffer	Cap	15%	100%
2025-11-25	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-11-25	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-11-25	S&P 500	1-Year -7% Floor	Cap	9.8%	100%

2025-11-25	S&P 500	1-Year -6% Floor	Cap	9.25%	100%
2025-11-25	S&P 500	1-Year -5% Floor	Cap	8.8%	100%
2025-11-25	S&P 500	1-Year -4% Floor	Cap	8.2%	100%
2025-11-25	S&P 500	1-Year -3% Floor	Cap	7.65%	100%
2025-11-25	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-11-25	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-11-25	S&P 500	1-Year -1% Floor	Cap	11.5%	100%
2025-11-25	S&P 500	1-Year 0 % Floor	Cap	6%	100%
2025-11-25	S&P 500	6-Year -20 % Buffer	Cap	135%	100%
2025-11-25	S&P 500	6-Year -20 % Dual Step Trigger	Trigger	45%
2025-11-25	S&P 500	6-Year -10 % Buffer	Cap	Uncapped	105%
2025-11-25	S&P 500	6-Year -10 % Dual Step Trigger	Trigger	50%
2025-11-25	S&P 500	6-Year 10 % Boost	Boost	110%
2025-11-25	S&P 500	6-Year 10 % Boost	Boost	120%
2025-11-25	S&P 500	6-Year 20 % Boost	Boost	75%
2025-11-25	S&P 500	6-Year 20 % Boost	Boost	110%
2025-12-10	Barclays	1-Year -9% Floor	Cap	45.35%	100%
2025-12-10	Barclays	1-Year -8% Floor	Cap	40.65%	100%
2025-12-10	Barclays	1-Year -7% Floor	Cap	36%	100%
2025-12-10	Barclays	1-Year -6% Floor	Cap	31.35%	100%
2025-12-10	Barclays	1-Year -5% Floor	Cap	26.65%	100%
2025-12-10	Barclays	1-Year -4% Floor	Cap	23.55%	100%
2025-12-10	Barclays	1-Year -3% Floor	Cap	19.2%	100%
2025-12-10	Barclays	1-Year -2% Floor	Cap	16.45%	100%
2025-12-10	Barclays	1-Year -1% Floor	Cap	14.05%	100%
2025-12-10	Barclays	1-Year -1% Floor	Cap	50%	100%
2025-12-10	Barclays	1-Year 0 % Floor	Cap	12.25%	100%
2025-12-10	Barclays	6-Year -20 % Buffer	Cap	Uncapped	150%
2025-12-10	Barclays	6-Year -10 % Buffer	Cap	Uncapped	200%
2025-12-10	Barclays	6-Year 10 % Boost	Boost	200%
2025-12-10	Barclays	6-Year 10 % Boost	Boost	Uncapped
2025-12-10	Barclays	6-Year 20 % Boost	Boost	150%
2025-12-10	Barclays	6-Year 20 % Boost	Boost	Uncapped
2025-12-10	Dimension al	1-Year -20 % Buffer	Cap	11%	100%
2025-12-10	Dimension al	1-Year -10 % Buffer	Cap	17.5%	100%
2025-12-10	Dimension al	1-Year -9% Floor	Cap	16.4%	100%
2025-12-10	Dimension al	1-Year -8% Floor	Cap	15.2%	100%
2025-12-10	Dimension al	1-Year -7% Floor	Cap	13.95%	100%
2025-12-10	Dimension al	1-Year -6% Floor	Cap	12.8%	100%
2025-12-10	Dimension al	1-Year -5% Floor	Cap	11.65%	100%
2025-12-10	Dimension al	1-Year -4% Floor	Cap	10.55%	100%
2025-12-10	Dimension al	1-Year -3% Floor	Cap	9.45%	100%
2025-12-10	Dimension al	1-Year -2% Floor	Cap	8.35%	100%
2025-12-10	Dimension al	1-Year -1% Floor	Cap	7.3%	100%
2025-12-10	Dimension al	1-Year -1% Floor	Cap	17.75%	100%
2025-12-10	Dimension al	1-Year 0 % Floor	Cap	6.25%	100%
2025-12-10	Dimension al	6-Year -20 % Buffer	Cap	Uncapped	105%
2025-12-10	Dimension al	6-Year -10 % Buffer	Cap	Uncapped	120%
2025-12-10	Dimension al	6-Year 10 % Boost	Boost	120%
2025-12-10	Dimension al	6-Year 10 % Boost	Boost	150%

2025-12-10	Dimension al	6-Year 20 % Boost	Boost	80%
2025-12-10	Dimension al	6-Year 20 % Boost	Boost	120%
2025-12-10	S&P 500	1-Year -20 % Buffer	Cap	10.25%	100%
2025-12-10	S&P 500	1-Year -10 % Buffer	Cap	15%	100%
2025-12-10	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-12-10	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-12-10	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-12-10	S&P 500	1-Year -6% Floor	Cap	9.25%	100%
2025-12-10	S&P 500	1-Year -5% Floor	Cap	8.8%	100%
2025-12-10	S&P 500	1-Year -4% Floor	Cap	8.2%	100%
2025-12-10	S&P 500	1-Year -3% Floor	Cap	7.65%	100%
2025-12-10	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-12-10	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-12-10	S&P 500	1-Year -1% Floor	Cap	11.5%	100%
2025-12-10	S&P 500	1-Year 0 % Floor	Cap	6%	100%
2025-12-10	S&P 500	6-Year -20 % Buffer	Cap	135%	100%
2025-12-10	S&P 500	6-Year -20 % Dual Step Trigger	Trigger	45%
2025-12-10	S&P 500	6-Year -10 % Buffer	Cap	Uncapped	105%
2025-12-10	S&P 500	6-Year -10 % Dual Step Trigger	Trigger	50%
2025-12-10	S&P 500	6-Year 10 % Boost	Boost	110%
2025-12-10	S&P 500	6-Year 10 % Boost	Boost	120%
2025-12-10	S&P 500	6-Year 20 % Boost	Boost	75%
2025-12-10	S&P 500	6-Year 20 % Boost	Boost	110%
2025-12-25	Barclays	1-Year -9% Floor	Cap	45.35%	100%
2025-12-25	Barclays	1-Year -8% Floor	Cap	40.65%	100%
2025-12-25	Barclays	1-Year -7% Floor	Cap	36%	100%
2025-12-25	Barclays	1-Year -6% Floor	Cap	31.35%	100%
2025-12-25	Barclays	1-Year -5% Floor	Cap	26.65%	100%
2025-12-25	Barclays	1-Year -4% Floor	Cap	23.55%	100%
2025-12-25	Barclays	1-Year -3% Floor	Cap	19.2%	100%
2025-12-25	Barclays	1-Year -2% Floor	Cap	16.45%	100%
2025-12-25	Barclays	1-Year -1% Floor	Cap	14.05%	100%
2025-12-25	Barclays	1-Year -1% Floor	Cap	50%	100%
2025-12-25	Barclays	1-Year 0 % Floor	Cap	12.25%	100%
2025-12-25	Barclays	6-Year -20 % Buffer	Cap	Uncapped	150%
2025-12-25	Barclays	6-Year -10 % Buffer	Cap	Uncapped	200%
2025-12-25	Barclays	6-Year 10 % Boost	Boost	200%
2025-12-25	Barclays	6-Year 10 % Boost	Boost	Uncapped
2025-12-25	Barclays	6-Year 20 % Boost	Boost	150%
2025-12-25	Barclays	6-Year 20 % Boost	Boost	Uncapped
2025-12-25	Dimension al	1-Year -20 % Buffer	Cap	11%	100%
2025-12-25	Dimension al	1-Year -10 % Buffer	Cap	17.5%	100%
2025-12-25	Dimension al	1-Year -9% Floor	Cap	16.4%	100%
2025-12-25	Dimension al	1-Year -8% Floor	Cap	15.2%	100%
2025-12-25	Dimension al	1-Year -7% Floor	Cap	13.95%	100%
2025-12-25	Dimension al	1-Year -6% Floor	Cap	12.8%	100%
2025-12-25	Dimension al	1-Year -5% Floor	Cap	11.65%	100%
2025-12-25	Dimension al	1-Year -4% Floor	Cap	10.55%	100%
2025-12-25	Dimension al	1-Year -3% Floor	Cap	9.45%	100%
2025-12-25	Dimension al	1-Year -2% Floor	Cap	8.35%	100%

2025-12-25	Dimension al	1-Year -1% Floor	Cap	7.3%	100%
2025-12-25	Dimension al	1-Year -1% Floor	Cap	17.75%	100%
2025-12-25	Dimension al	1-Year 0 % Floor	Cap	6.25%	100%
2025-12-25	Dimension al	6-Year -20 % Buffer	Cap	Uncapped	105%
2025-12-25	Dimension al	6-Year -10 % Buffer	Cap	Uncapped	120%
2025-12-25	Dimension al	6-Year 10 % Boost	Boost	120%
2025-12-25	Dimension al	6-Year 10 % Boost	Boost	150%
2025-12-25	Dimension al	6-Year 20 % Boost	Boost	80%
2025-12-25	Dimension al	6-Year 20 % Boost	Boost	120%
2025-12-25	S&P 500	1-Year -20 % Buffer	Cap	10.25%	100%
2025-12-25	S&P 500	1-Year -10 % Buffer	Cap	15%	100%
2025-12-25	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-12-25	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-12-25	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-12-25	S&P 500	1-Year -6% Floor	Cap	9.25%	100%
2025-12-25	S&P 500	1-Year -5% Floor	Cap	8.8%	100%
2025-12-25	S&P 500	1-Year -4% Floor	Cap	8.2%	100%
2025-12-25	S&P 500	1-Year -3% Floor	Cap	7.65%	100%
2025-12-25	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-12-25	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-12-25	S&P 500	1-Year -1% Floor	Cap	11.5%	100%
2025-12-25	S&P 500	1-Year 0 % Floor	Cap	6%	100%
2025-12-25	S&P 500	6-Year -20 % Buffer	Cap	135%	100%
2025-12-25	S&P 500	6-Year -20 % Dual Step Trigger	Trigger	45%
2025-12-25	S&P 500	6-Year -10 % Buffer	Cap	Uncapped	105%
2025-12-25	S&P 500	6-Year -10 % Dual Step Trigger	Trigger	50%
2025-12-25	S&P 500	6-Year 10 % Boost	Boost	110%
2025-12-25	S&P 500	6-Year 10 % Boost	Boost	120%
2025-12-25	S&P 500	6-Year 20 % Boost	Boost	75%
2025-12-25	S&P 500	6-Year 20 % Boost	Boost	110%